Financial instruments and risk management - Credit risk - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 6,543	$ 5,221
Credit support obligations	$ 0	$ (14)